Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended			10 Months Ended			11 Months Ended			12 Months Ended			13 Months Ended			14 Months Ended			15 Months Ended			16 Months Ended			17 Months Ended			18 Months Ended			19 Months Ended			20 Months Ended			21 Months Ended			22 Months Ended			23 Months Ended			24 Months Ended			25 Months Ended			26 Months Ended			27 Months Ended			28 Months Ended			29 Months Ended			30 Months Ended			31 Months Ended			32 Months Ended			33 Months Ended			34 Months Ended			35 Months Ended			36 Months Ended			37 Months Ended			38 Months Ended			39 Months Ended			40 Months Ended			41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Jun. 07, 2022	Dec. 31, 2020	Dec. 28, 2020	Sep. 30, 2015	Jun. 30, 2022	Jan. 31, 2021	Oct. 31, 2015	Jul. 31, 2022	Feb. 28, 2021	Nov. 30, 2015	Aug. 31, 2022	Mar. 31, 2021	Dec. 31, 2015	Sep. 30, 2022	Apr. 30, 2021	Jan. 31, 2016	Oct. 31, 2022	May 31, 2021	Feb. 29, 2016	Nov. 30, 2022	Jun. 30, 2021	Mar. 31, 2016	Dec. 31, 2022	Jul. 31, 2021	Apr. 30, 2016	Jan. 31, 2023	Aug. 31, 2021	May 31, 2016	Feb. 28, 2023	Sep. 30, 2021	Jun. 30, 2016	Mar. 31, 2023	Oct. 31, 2021	Jul. 31, 2016	Apr. 30, 2023	Nov. 30, 2021	Aug. 31, 2016	May 31, 2023	Dec. 31, 2021	Sep. 30, 2016	Jun. 30, 2023	Jan. 31, 2022	Oct. 31, 2016	Jul. 31, 2023	Feb. 28, 2022	Nov. 30, 2016	Aug. 31, 2023	Mar. 31, 2022	Dec. 31, 2016	Sep. 30, 2023	Apr. 30, 2022	Jan. 31, 2017	Oct. 31, 2023	May 31, 2022	Feb. 28, 2017	Nov. 30, 2023	Jun. 30, 2022	Mar. 31, 2017	Dec. 31, 2023	Jul. 31, 2022	Apr. 30, 2017	Jan. 31, 2024	Aug. 31, 2022	May 31, 2017	Feb. 29, 2024	Sep. 30, 2022	Jun. 30, 2017	Mar. 31, 2024	Oct. 31, 2022	Jul. 31, 2017	Apr. 30, 2024	Nov. 30, 2022	Aug. 31, 2017	May 31, 2024	Dec. 31, 2022	Sep. 30, 2017	Jun. 30, 2024	Jan. 31, 2023	Oct. 31, 2017	Jul. 31, 2024	Feb. 28, 2023	Nov. 30, 2017	Aug. 31, 2024	Mar. 31, 2023	Dec. 31, 2017	Sep. 30, 2024	Apr. 30, 2023	Jan. 31, 2018	Oct. 31, 2024	May 31, 2023	Feb. 28, 2018	Nov. 30, 2024	Jun. 30, 2023	Mar. 31, 2018	Dec. 31, 2024	Jul. 31, 2023	Apr. 30, 2018	Jan. 31, 2025	Aug. 31, 2023	May 31, 2018	Feb. 28, 2025	Sep. 30, 2023	Jun. 30, 2018	Mar. 31, 2025	Oct. 31, 2023	Jul. 31, 2018	Apr. 30, 2025	Nov. 30, 2023	Aug. 31, 2018	May 31, 2025	Dec. 31, 2023	Sep. 30, 2018	Jun. 30, 2025	Jan. 31, 2024	Oct. 31, 2018	Jul. 31, 2025	Feb. 29, 2024	Nov. 30, 2018	Aug. 31, 2025	Mar. 31, 2024	Dec. 31, 2018	Sep. 30, 2025	Apr. 30, 2024	Jan. 31, 2019	May 31, 2024	Feb. 28, 2019	Jun. 30, 2024	Mar. 31, 2019	Jul. 31, 2024	Apr. 30, 2019	Aug. 31, 2024	May 31, 2019	Sep. 30, 2024	Jun. 30, 2019	Oct. 31, 2024	Jul. 31, 2019	Nov. 30, 2024	Aug. 31, 2019	Dec. 31, 2024	Sep. 30, 2019	Jan. 31, 2025	Oct. 31, 2019	Feb. 28, 2025	Nov. 30, 2019	Mar. 31, 2025	Dec. 31, 2019	Apr. 30, 2025	Jan. 31, 2020	May 31, 2025	Feb. 29, 2020	Jun. 30, 2025	Mar. 31, 2020	Jul. 31, 2025	Apr. 30, 2020	Aug. 31, 2025	May 31, 2020	Sep. 30, 2025	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025
Gotham Enhanced 500 ETF [Member]
Account Value [Line Items]
Accumulated Value		$ 10,026	$ 10,000			$ 9,932			$ 10,145			$ 10,686			$ 11,269			$ 11,347			$ 11,566			$ 11,816			$ 12,141			$ 11,553			$ 12,305			$ 12,171			$ 12,789			$ 12,224			$ 11,856			$ 12,305			$ 11,295			$ 11,331			$ 10,407			$ 11,292			$ 10,871			$ 9,864			$ 10,658			$ 11,286			$ 10,620			$ 11,295			$ 10,974			$ 11,392			$ 11,560			$ 11,604			$ 12,341			$ 12,755			$ 12,593			$ 12,035			$ 11,810			$ 12,805			$ 13,358			$ 13,597			$ 14,240			$ 14,750			$ 14,134		$ 14,782		$ 15,234		$ 15,462		$ 15,818		$ 16,183		$ 16,039		$ 16,955		$ 16,520		$ 17,034		$ 16,847		$ 15,910		$ 15,680		$ 16,635		$ 17,542		$ 17,892		$ 18,350		$ 18,936
Gotham 1000 Value ETF [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 8,792			$ 9,541			$ 9,267			$ 8,342			$ 9,363			$ 10,035			$ 9,485			$ 10,305			$ 10,007			$ 9,564			$ 9,523			$ 9,135			$ 10,023			$ 10,628			$ 10,412			$ 10,125			$ 9,698			$ 10,427			$ 11,192			$ 11,108			$ 11,527			$ 12,226			$ 11,592			$ 12,097			$ 11,753			$ 12,492			$ 12,590			$ 12,713			$ 12,420			$ 13,283			$ 12,441			$ 12,825			$ 12,504			$ 12,144			$ 11,719			$ 12,334			$ 12,706			$ 12,668			$ 13,357			$ 13,427
Gotham Short Strategies ETF [Member]
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 9,551.194539			$ 9,607.508532			$ 9,616.894198			$ 10,158.70307			$ 10,298.63481			$ 10,289.24915			$ 10,298.63481			$ 9,943.686007			$ 9,924.914676			$ 9,728.668942			$ 9,588.737201			$ 9,420.648464			$ 9,821.672355			$ 9,849.829352			$ 9,953.071672			$ 9,840.443686			$ 9,756.825939			$ 9,906.143345			$ 9,588.737201			$ 9,196.245734			$ 9,251.706485			$ 9,345.56314			$ 9,331.911263			$ 9,407.849829			$ 9,132.25256			$ 9,009.385666			$ 9,176.62116			$ 9,214.163823			$ 9,209.044369			$ 9,409.556314			$ 9,269.624573			$ 9,241.467577			$ 9,097.269625			$ 9,098.122867			$ 8,700.511945			$ 8,489.761092			$ 8,994.027304			$ 9,011.09215			$ 9,466.723549			$ 9,342.150171		$ 9,009.385666		$ 8,707.337884		$ 8,401.023891		$ 8,551.194539		$ 8,325.938567		$ 8,245.733788		$ 8,169.795222		$ 8,409.556314		$ 8,335.324232		$ 8,003.412969		$ 7,736.348123		$ 7,552.901024		$ 7,697.952218		$ 8,779.010239		$ 8,048.634812		$ 7,634.812287		$ 7,414.675768	$ 7,370.307167	$ 6,994.027304	$ 7,124.573379	$ 6,841.296928	$ 5,775.59727	$ 5,706.484642	$ 5,622.013652	$ 5,657.849829	$ 5,750	$ 5,875.426621	$ 5,908.703072	$ 5,561.433447	$ 5,595.56314	$ 5,567.406143	$ 5,662.969283	$ 5,489.761092	$ 5,991.467577	$ 6,072.525597	$ 6,691.979522	$ 6,761.09215	$ 6,969.283276	$ 7,546.075085	$ 7,864.334471	$ 8,129.692833	$ 8,006.825939	$ 8,226.962457	$ 8,837.883959	$ 8,504.266212	$ 8,479.522184	$ 8,482.081911	$ 7,883.105802	$ 7,883.105802	$ 7,758.532423	$ 7,615.187713	$ 7,824.232082	$ 7,700.511945	$ 7,504.266212	$ 7,798.634812	$ 8,134.812287	$ 8,405.290102	$ 8,049.488055	$ 7,741.467577	$ 7,978.668942	$ 7,892.491468	$ 7,951.365188	$ 8,128.83959	$ 7,914.675768	$ 7,702.21843	$ 8,154.43686	$ 8,116.040956	$ 8,239.761092	$ 7,985.494881	$ 7,406.996587	$ 7,617.74744	$ 7,780.716724	$ 7,782.423208	$ 8,038.395904	$ 7,922.354949	$ 8,033.276451	$ 7,947.098976	$ 7,572.525597	$ 7,504.266212	$ 7,459.044369
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value		$ 10,057	$ 10,000	10,000		$ 9,956	10,844.06121		$ 10,230	10,876.24484		$ 10,678	10,704.39641		$ 11,248	10,173.06291		$ 11,327	10,159.70367		$ 11,591	10,848.91912		$ 11,867	10,890.81856		$ 12,227	11,086.34928		$ 11,659	11,114.88948		$ 12,476	11,524.77532		$ 12,389	11,541.17076		$ 12,944	11,542.99247		$ 12,275	11,332.88803		$ 11,907	11,752.48968		$ 12,349	11,984.4547		$ 11,272	12,212.16906		$ 11,293	12,696.7452		$ 10,361	12,711.92616		$ 11,316	12,842.48239		$ 10,855	13,022.83216		$ 9,855	13,104.20209		$ 10,653	13,373.81589		$ 11,248	13,414.50085		$ 10,600	13,691.40151		$ 11,266	14,010.80884		$ 10,991	14,440.73354		$ 11,395	14,601.04445		$ 11,573	15,437.21156		$ 11,623	14,868.22929		$ 12,391	14,490.52708		$ 12,789	14,545.78577		$ 12,585	14,896.16225		$ 11,985	14,987.85523		$ 11,733	15,545.90721		$ 12,805	16,052.34394		$ 13,387	16,143.42968		$ 13,611	15,040.07773		$ 14,338	15,346.73306		$ 14,800	13,961.0153		$ 14,195	15,079.54821	$ 14,899	15,564.12436	$ 15,434	15,866.52903	$ 15,621	16,508.98713	$ 16,000	15,459.67938	$ 16,342	16,549.06485	$ 16,194	16,787.10226	$ 17,144	16,521.13189	$ 16,736	16,830.21618	$ 17,202	17,194.55915	$ 16,977	17,818.8001	$ 16,021	18,356.81321	$ 15,912	18,349.52635	$ 16,914	16,839.32475	$ 17,774	14,759.53364	$ 18,173	16,651.08088	$ 18,541	17,444.13408	$ 19,218	17,791.47437	18,794.63201	20,145.12995	19,380.00972	18,864.46442	20,929.68181	21,734.27253	21,515.05951	22,108.33131	23,076.26913	24,307.74836	24,477.77508	25,049.1863	25,644.27982	26,423.97377	25,194.92349	26,960.16517	26,773.13578	27,973.03862	26,525.38256	25,731.72213	26,686.90794	24,359.97085	24,404.29925	22,390.08987	24,454.09279	23,457.00753	21,296.45373	23,021.01044	24,307.74836	22,906.84965	24,346.61161	23,752.12533	24,624.1195	25,008.50134	25,117.19699	26,776.77921	27,637.23585	27,196.9881	25,900.53437	25,355.84163	27,671.2412	28,928.83167	29,414.6223	30,985.54773	31,982.63299	30,675.85621	32,196.9881	33,352.56255	33,758.19772	34,577.36216	35,315.76391	34,995.74933	37,050.03643	36,166.50474	37,173.91304	36,688.72966	34,621.69055	34,386.68934	36,550.88657	38,409.64294	39,271.9213	40,068.01069	41,529
Russell 1000 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000				9,081			9,927			9,546			8,663			9,357			9,863			9,290			9,913			9,677			9,983			10,107			10,154			10,840			11,212			11,016			10,498			10,245			11,202			11,755			11,918			12,562			12,965			12,413			12,998			13,428			13,623			13,946			14,244			14,145			15,055			14,636			15,102			14,837			13,979			13,896			14,783			15,531			15,876			16,210			16,772
Russell 1000 Value Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 9,055			$ 9,656			$ 9,368			$ 8,547			$ 9,423			$ 10,012			$ 9,608			$ 10,106			$ 9,750			$ 9,705			$ 9,851			$ 9,471			$ 10,100			$ 10,455			$ 10,173			$ 9,781			$ 9,436			$ 10,147			$ 10,710			$ 10,721			$ 11,116			$ 11,672			$ 11,173			$ 11,528			$ 11,419			$ 12,003			$ 12,325			$ 12,496			$ 12,358			$ 13,148			$ 12,248			$ 12,815			$ 12,867			$ 12,510			$ 12,129			$ 12,555			$ 12,984			$ 13,058			$ 13,474			$ 13,676
50% Inverse of the S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 9,610.81			$ 9,595.93			$ 9,675.07			$ 9,915.13			$ 9,921.34			$ 9,609.87			$ 9,590.87			$ 9,502.48			$ 9,489.5			$ 9,304.3			$ 9,296.99			$ 9,296.01			$ 9,391.16			$ 9,201.49			$ 9,096.51			$ 9,010.24			$ 8,826.23			$ 8,820.61			$ 8,771.06			$ 8,702.48			$ 8,671.63			$ 8,569.37			$ 8,553.83			$ 8,448.81			$ 8,327.56			$ 8,164.49			$ 8,103.55			$ 7,871.57			$ 8,029.46			$ 8,134.31			$ 8,118.88			$ 8,021.68			$ 7,996.24			$ 7,841.46			$ 7,700.89			$ 7,675.54			$ 7,981.73			$ 7,896.68			$ 8,281.2			$ 7,949.39		$ 7,805.79		$ 7,716.09		$ 7,525.56		$ 7,836.7		$ 7,513.56		$ 7,443.02		$ 7,521.89		$ 7,430.21		$ 7,322.09		$ 7,136.98		$ 6,977.47		$ 6,978.84		$ 7,265.92		$ 7,661.19		$ 7,301.61		$ 7,150.88		$ 7,084.95	$ 6,894.3	$ 6,637.55	$ 6,783.03	$ 6,880.97	$ 6,488.52	$ 6,335.59	$ 6,367.57	$ 6,281.1	$ 6,139.98	$ 5,960.48	$ 5,935.73	$ 5,852.44	$ 5,765.72	$ 5,652.07	$ 5,831.19	$ 5,573.91	$ 5,601.14	$ 5,426.26	$ 5,566.65	$ 5,643.69	$ 5,551.02	$ 5,776.73	$ 5,772.4	$ 5,967.78	$ 5,767.55	$ 5,864.27	$ 6,073.81	$ 5,906.58	$ 5,781.8	$ 5,917.63	$ 5,731.72	$ 5,808.44	$ 5,695.8	$ 5,646.16	$ 5,632.12	$ 5,417.75	$ 5,306.64	$ 5,363.48	$ 5,530.97	$ 5,601.31	$ 5,302.21	$ 5,139.83	$ 5,096.64	$ 4,957.11	$ 4,868.55	$ 4,984.6	$ 4,849.47	$ 4,746.84	$ 4,710.77	$ 4,638.03	$ 4,572.42	$ 4,600.88	$ 4,418.38	$ 4,496.84	$ 4,434.23	$ 4,464.38	$ 4,592.9	$ 4,607.49	$ 4,472.93	$ 4,357.38	$ 4,303.79	$ 4,254.29	$ 4,163.37